Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
Beginning with 2023, annual equity grants of performance-based restricted stock or restricted stock units and stock options are awarded to our named executive officers at the regularly scheduled committee meeting in March of each year, to coincide with the timing of annual equity awards made to other equity recipients. As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of stock option awards. The grant timing described above is used to provide for a routine and regular grant practice regarding all employees’ stock options, and in order to make sure that the existence (or lack thereof) of material non-public

information is not a factor in decisions about the timing or size of stock option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form

10-Q

or Form

10-K,

or the filing or furnishing of any Company Form

8-K

that disclosed any material

non-public

information.
The exercise price for stock options is set at the market closing price of Roper common stock on the date of grant. From time to time the Compensation Committee may grant additional awards in connection with promotions or increased responsibilities as well as to newly hired employees.

Award Timing Method	Beginning with 2023, annual equity grants of performance-based restricted stock or restricted stock units and stock options are awarded to our named executive officers at the regularly scheduled committee meeting in March of each year, to coincide with the timing of annual equity awards made to other equity recipients.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of stock option awards.
MNPI Disclosure Timed for Compensation Value	false